T:\flh\vca-2\n-30dcvrltrVCA2

         Prudential investments Fund Management LLC



                                   May 6, 1999



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Attn:       Office  of  Filings,  Information  and  Consumer
Services

Re:  The Prudential Variable Contract Account-2
     Registration Nos. 2-28316
               811-01612
     Revision to N-30(d)


Dear Sir/Madam:

      Please find enclosed for filing pursuant to Rule 30(b)(2) under the Investment Company Act of 1940 (the "Act"), a revision to the President's Letter contained in the Annual Report which was filed on March 11, 1999. The Annual Report is for the period ended December 31, 1998 and was transmitted to contract owners in accordance with Rule 30(d)(2) under the Act.

      Any comments on this filing should be directed to  the
undersigned  at (973) 367-1496 or Floyd Hoelscher  at  (973)
367-1692.


                                   Very truly yours,


                                   /s/ Caren Cunningham
                                   Caren Cunningham
                                   Assistant General Counsel